FINANCIAL HIGHLIGHTS (Details Narrative) - Millburn Multi Markets Trading L P [Member]	12 Months Ended
Dec. 31, 2018
Management fee percentage per annum	2.00%
Trading profits percent included in computing ratios to average capital	20.00%
Monthly management fee charges description	1/12 of 2.00%